INTANGIBLE ASSETS - Reconciliation (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	$ 2,948
Cost at end of year	2,997	$ 2,948
Cost
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	3,527	4,479
Additions, net of disposals	14	35
Foreign currency translation	136	(987)
Cost at end of year	$ 3,677	$ 3,527